Other income and other expenses	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Income And Expenses [Abstract]
Other income and other expenses

36. Other income and other expenses

Other income is analysed as follows:

	2024	2023	2022
Gain on disposal of certain items of property	3	4	157
VAT relief	1,169	1,475	1,573
Reimbursements	935	2,875	1,289
Other	2,694	2,762	3,505
Total	4,801	7,116	6,524

During 2024, 2023 and 2022 the Brazilian subsidiary obtained a VAT relief of 1,169, 1,475 and 1,573, respectively, connected to local tax rules on VAT payments.

During 2024, 2023 and 2022 , the Company recorded reimbursements of 935, 2,875 and 1,289, respectively, mainly related to refund of transportation expenses and other items.

The item "Other", in 2024, includes 648 related to lessor revenues obtained by an American subsidiary, as well as contributions from the sale of photovoltaic energy and other minor items.

Other expenses amounted to 260, 457 and 1,678 in 2024, 2023 and 2022, respectively, and mainly refer to minor costs incurred by the Group and not related to cost of sales, selling and administrative expenses.